SCHEDULE OF NET INCOME LOSS PER SHARE (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	46,491,576	22,925,589	22,409,363	925,589	1,047,332
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	45,690,488	22,000,000	21,924,307
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	417,088	925,589	485,056	925,589	1,047,332
Common Stock Unitst [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	384,000